Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2020	December 31, 2019
Trade accounts payable and accrued liabilities	$117.7	$118.3
Royalties payable	3.3	4.4
Share-based compensation liability	9.9	3.8
Current portion of equipment financing obligations	0.5	0.8
	$131.4	$127.3